Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax [Abstract]
Income tax expense (income)	$ (3,906)	$ 15,241
Profit before income tax	$ (13,748)	$ 4,177